Loans Measured at Amortized Cost - Summary of Changes in Deferred Loan Origination Fees and Costs (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Deferred Loan Origination Fees And Costs [Line Items]
Beginning		₩ 552,834	₩ 674,761
Increase		447,895	234,539
Decrease		(405,542)	(354,007)
Others		(3,943)	(2,459)
Ending		591,244	552,834
Deferred loan origination costs
Deferred Loan Origination Fees And Costs [Line Items]
Beginning		662,676	751,786
Increase		469,009	320,024
Decrease		(430,831)	(409,138)
Others		(364)	4
Ending		700,490	662,676
Deferred loan origination costs - Loans in Korean won
Deferred Loan Origination Fees And Costs [Line Items]
Beginning		594,509	675,090
Increase		416,003	281,111
Decrease		(387,019)	(361,692)
Others		0	0
Ending		623,493	594,509
Deferred loan origination costs - Others
Deferred Loan Origination Fees And Costs [Line Items]
Beginning	[1]	68,167	76,696
Increase	[1]	53,006	38,913
Decrease	[1]	(43,812)	(47,446)
Others	[1]	(364)	4
Ending	[1]	76,997	68,167
Deferred loan origination fees
Deferred Loan Origination Fees And Costs [Line Items]
Beginning		109,842	77,025
Increase		21,114	85,485
Decrease		(25,289)	(55,131)
Others		3,579	2,463
Ending		109,246	109,842
Deferred loan origination fees - Loans in Korean won
Deferred Loan Origination Fees And Costs [Line Items]
Beginning		42,835	23,996
Increase		11,859	36,240
Decrease		(17,692)	(17,401)
Others		0	0
Ending		37,002	42,835
Deferred loan origination fees - Others
Deferred Loan Origination Fees And Costs [Line Items]
Beginning	[2]	67,007	53,029
Increase	[2]	9,255	49,245
Decrease	[2]	(7,597)	(37,730)
Others	[2]	3,579	2,463
Ending	[2]	₩ 72,244	₩ 67,007

[1]	Includes deferred loan origination costs related to credit card receivables, loans for installment credit, and finance lease receivables.
[2]	Includes deferred loan origination fees related to loans in foreign currencies.